HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Communications - 2.9%
Internet Media & Services - 2.9%
Alphabet, Inc. - Class C (a)	9,720	$ 1,301,702

Consumer Discretionary - 12.7%
E-Commerce Discretionary - 3.0%
Amazon.com, Inc. (a)	9,330	1,363,020

Home Construction - 2.1%
Lennar Corporation - Class A	7,300	933,816

Leisure Facilities & Services - 5.5%
Chipotle Mexican Grill, Inc. (a)	590	1,299,328
Starbucks Corporation	12,170	1,208,481
		2,507,809
Retail - Discretionary - 2.1%
AutoZone, Inc. (a)	365	952,624

Consumer Staples - 1.6%
Beverages - 0.6%
PepsiCo, Inc.	1,580	265,898

Food - 0.7%
Mondelez International, Inc. - Class A	4,210	299,163

Retail - Consumer Staples - 0.3%
Dollar General Corporation	1,150	150,788

Energy - 8.3%
Oil & Gas Producers - 2.2%
Exxon Mobil Corporation	9,520	978,085

Oil & Gas Services & Equipment - 6.1%
Baker Hughes Company	43,390	1,464,413
Schlumberger Ltd.	25,110	1,306,724
		2,771,137

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 10.8%
Banking - 3.5%
Bank of America Corporation	20,670	$ 630,228
JPMorgan Chase & Company	6,180	964,575
		1,594,803
Institutional Financial Services - 1.9%
Morgan Stanley	10,980	871,153

Insurance - 2.4%
Marsh & McLennan Companies, Inc.	5,440	1,084,845

Specialty Finance - 3.0%
American Express Company	8,010	1,367,867

Health Care - 9.2%
Biotech & Pharma - 4.9%
AbbVie, Inc.	4,550	647,874
Eli Lilly & Company	2,230	1,318,019
Pfizer, Inc.	8,750	266,613
		2,232,506
Health Care Facilities & Services - 1.4%
UnitedHealth Group, Inc.	1,115	616,562

Medical Equipment & Devices - 2.9%
Danaher Corporation	3,580	799,450
Illumina, Inc. (a)	1,780	181,471
Thermo Fisher Scientific, Inc.	650	322,244
		1,303,165
Industrials - 12.6%
Engineering & Construction - 2.1%
Fluor Corporation (a)	24,830	944,285

Industrial Intermediate Products - 2.4%
Chart Industries, Inc. (a)	8,300	1,079,249

Industrial Support Services - 4.2%
Grainger (W.W.), Inc.	1,300	1,022,047

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 12.6% (Continued)
Industrial Support Services - 4.2% (Continued)
United Rentals, Inc.	1,870	$ 890,157
		1,912,204
Machinery - 2.3%
Lincoln Electric Holdings, Inc.	5,180	1,025,951

Transportation & Logistics - 1.6%
CSX Corporation	22,900	739,670

Materials - 3.3%
Chemicals - 1.0%
Sherwin-Williams Company (The)	1,620	451,656

Steel - 2.3%
Nucor Corporation	6,170	1,048,715

Real Estate - 3.0%
REITs - 3.0%
Prologis, Inc.	5,800	666,594
Weyerhaeuser Company	22,320	699,732
		1,366,326
Technology - 29.7%
Semiconductors - 12.9%
Advanced Micro Devices, Inc. (a)	13,510	1,636,872
KLA Corporation	3,710	2,020,540
NVIDIA Corporation	4,690	2,193,513
		5,850,925
Software - 8.9%
Adobe, Inc. (a)	2,200	1,344,222
Microsoft Corporation	5,700	2,159,787
Salesforce, Inc. (a)	2,120	534,028
		4,038,037
Technology Hardware - 6.1%
Apple, Inc.	7,250	1,377,137
Ciena Corporation (a)	10,900	499,765

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Technology - 29.7% (Continued)
Technology Hardware - 6.1% (Continued)
Cisco Systems, Inc.	18,260	$ 883,419
		2,760,321
Technology Services - 1.8%
Visa, Inc. - Class A	3,230	829,076

Utilities - 0.4%
Electric Utilities - 0.4%
AES Corporation (The)	11,390	196,022

Total Common Stocks (Cost $27,514,411)		$ 42,837,380

MONEY MARKET FUNDS - 5.4%	Shares	Value
First American Government Obligations Fund - Class X, 5.29% (b) (Cost $2,460,631)	2,460,631	$ 2,460,631

Investments at Value - 99.9% (Cost $29,975,042)		$ 45,298,011

Other Assets in Excess of Liabilities - 0.1%		33,846

Net Assets - 100.0%		$ 45,331,857

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2023.